Shareholders' equity (Details) - Schedule of common stock based on the relative fair value of net proceeds	12 Months Ended
Dec. 31, 2021
Schedule of common stock based on the relative fair value of net proceeds [Abstract]
Annual dividend yield
Expected life (years)	2 years
Risk-free interest rate	0.92%
Expected volatility	180.03%